Employee benefits - Employee benefits - French part-time for seniors plans - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Other long-term benefits	€ 2,358	€ 2,318		€ 1,407
French part-time for seniors plans
Disclosure of geographical areas [line items]
Other long-term benefits	€ 1,753	€ 1,720	€ 1,225	€ 802